Description of business (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands
General partner	Olympos Maritime Ltd.
Outstanding common units	30,184,388	30,197,087
Oustanding general units	622,296	622,555
Navios Holdings [Member]
Ownership percentage of Navios Holdings	10.30%
Olympos Maritime Ltd [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%